Net Loss Per Share - 10K - Antidilutive Securities (Details) - shares shares in Thousands	3 Months Ended		5 Months Ended	12 Months Ended
	Oct. 15, 2023	Oct. 09, 2022	Oct. 15, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	15,927	13,072	15,927	13,093	12,861	12,040
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	2,850	2,256	2,850	2,284	2,144	2,268
Preferred stock (as converted to common shares)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	12,383	10,204	12,383	10,204	10,086	9,586
Convertible debt (as converted to common shares)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	513	507	513	500	500	0
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	105	105	105	105	131	187